Termination of Combination with Fyffes and Subsequent Acquisition by Cutrale-Safra Termination of Combination with Fyffes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Legal, advisory and other expenses in connection with the Fyffes strategic combination	$ 51,266,000	$ 0	$ 0
Corporate Costs | Fyffes Transaction [Domain] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Legal, advisory and other expenses in connection with the Fyffes strategic combination	14,000,000
Corporate Costs | Cutrale Safra Transaction [Domain] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Legal, advisory and other expenses in connection with the Cultrale-Safra Merger Agreement	$ 14,000,000